Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Current assets
Cash and cash equivalents	$ 371,593	$ 417,166
Restricted cash	488	1,626
Term deposits	98,489	50,035
Short term investments	643,410	504,952
Accounts receivable, net of allowance of US$182 and US$265 as of May 31, 2013 and 2014, respectively	2,782	3,530
Inventory	22,366	22,540
Deferred tax assets	12,033	9,025
Prepaid expenses and other current assets, net	78,398	59,586
Amounts due from related parties, current	4,116	2,372
Total current assets	1,233,675	1,070,832
Restricted cash, non-current	1,840
Property and equipment, net	225,335	247,262
Land use rights, net	4,344	4,542
Amounts due from related parties, non-current	930	904
Long term deposit	12,574	12,600
Long term prepaid rent	1,082	1,259
Deferred tax assets, non-current	2,224	3,153
Intangible assets	736	862
Goodwill	3,692	3,760
Long term investments	117,113	8,267
Total assets	1,603,545	1,353,441
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of US$8,553 and US$8,501 as of May 31, 2013 and 2014, respectively)	8,586	8,569
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to the Company of US$109,707 and US$144,304 as of May 31, 2013 and 2014, respectively)	168,918	131,499
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of US$16,315 and US$15,920 as of May 31, 2013 and 2014, respectively)	17,720	16,472
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of US$13 and nil as of May 31, 2013 and 2014, respectively)	4	1,101
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of US$327,443 and US$380,062 as of May 31, 2013 and 2014, respectively)	380,837	332,194
Total current liabilities	576,065	489,835
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entity without recourse to the Company of US$1,836 and US$1,722 as of May 31, 2013 and 2014, respectively)	1,722	1,836
Acquisition payable (including acquisition payable of the consolidated variable interest entity without recourse to the Company of US$4,518 and nil as of May 31,2013 and 2014, respectively)		4,518
Total liabilities	577,787	496,189
Commitments and Contingencies (Note 19)
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2013 and 2014; 158,379,387 shares issued as of May 31, 2013 and 2014; 156,695,987 and 157,758,666 shares outstanding as of May 31, 2013 and 2014, respectively)	1,584	1,573
Treasury stock	(6)	(17)
Additional paid-in capital	174,009	164,336
Statutory reserves	129,868	107,723
Retained earnings	654,744	500,770
Accumulated other comprehensive income	65,559	82,867
Total shareholders' equity	1,025,758	857,252
Total liabilities and equity	$ 1,603,545	$ 1,353,441